Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 150,207	$ 135,608
Accumulated depreciation and amortization	(96,727)	(90,190)
Property and equipment, net	53,480	45,418
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	853	1,131
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	58,915	49,942
Machinery, vehicles and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	68,953	64,012
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 21,486	$ 20,523